Investment in Films and Television Programs - (Amortization of Investment in Films and Television Programs and Licensed Program Rights) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Impairment In Investment In Films And Television Programs [Line Items]
Film, Monetized on Its Own, Amortization Expense					$ 70.6	$ 84.3
Film group monetization					1,347.8	1,649.3	$ 1,497.5
Total amortization of films and television programs and licensed program rights			$ 1,053.3	$ 948.1	1,347.8	1,649.3	1,497.5
LIONS GATE ENTERTAINMENT CORP [Member]
Impairment In Investment In Films And Television Programs [Line Items]
Film, Monetized on Its Own, Amortization Expense	$ 286.0	$ 214.2	797.6	618.6	907.1	951.2	887.3
Film group monetization	56.5	66.8	212.5	276.7	382.0	330.0	303.0
Licensed program rights	89.2	90.2	195.8	243.4	288.8	384.1	377.4
Total amortization of films and television programs and licensed program rights	$ 431.7	$ 371.2	$ 1,205.9	$ 1,138.7	$ 1,577.9	$ 1,665.3	$ 1,567.7